CURRENT AND DEFERRED TAX - Disclosure of detailed information about effective income tax expense (recovery) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT AND DEFERRED TAX [Abstract]
Income/(loss) before income taxes	$ (19,807,021)	$ (32,933,645)	$ (20,249,424)
Applicable statutory rate	27.00%	27.00%	27.00%
Income tax expense at statutory rate	$ (5,347,895)	$ (8,892,084)	$ (5,467,344)
Increase/(decrease) attributable to:
Change in deferred tax assets not recognized	4,575,777	7,754,853	4,924,616
Change in tax rate	127,884	478,929	0
Rate differential due to foreign operations	193,084	145,053	78,587
Share-based compensation	470,478	503,033	457,349
Non-deductible items	(19,328)	10,216	6,792
Income tax expense	$ 0	$ 0	$ 0
Effective tax rate	0.00%	0.00%	0.00%